Investments in Affiliates and Joint Ventures (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates		$ (180,860)	$ (47,630)
Investments in affiliates		303,629		$ 508,805
Other comprehensive loss		22,133	6,624
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates		(142,465)	(27,457)
Investments in affiliates		62,256		214,296
Impairment charge	$ 135,900
Hygo
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates		(38,004)	(18,135)
Investments in affiliates		196,882		261,693
Other comprehensive loss		22,300
Sales-type lease, interest income		24,800
Avenir
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates		(154)	(1,228)
Investments in affiliates		$ 40,014		28,101
Number of shares subscribed (in shares)		7,500,000
Equity method, par value (in usd per share)		$ 1.00
Subscribed shares cost		$ 7,500
Future obligation of shares to subscribe (in shares)		3,750,000
Liability of future subscription		$ 3,750
Others
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates		(237)	$ (810)
Investments in affiliates		$ 4,477		$ 4,715